MoA US Government Money Market Fund Investment Strategy - MoA US Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund is a U.S. government money market fund that invests at least 99.5% of its assets in cash, debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities. ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar weighted average maturity of the instruments the Fund holds will be short-term — 60 days or less — and the dollar weighted average life to maturity will be 120 days or less. ●The Fund will purchase only securities with a remaining maturity of 397 calendar days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar denominated securities. ●The Fund seeks to invest in securities that present minimal credit risks to the Fund. The Fund intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully by U.S. government securities or cash. While the Fund’s Board of Directors (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund may generally hold a portion, including, potentially, a significant portion, of its assets in cash, primarily to meet redemptions. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. This policy may be changed only after 60 days’ notice to shareholders. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s Adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities.